Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Amounts owed for consulting fees		$ 15,000
Amounts owed for management fees	$ 3,951	10,654
Fees incurred	$ 120,000	$ 120,000
Shares issued for directors' fees, shares		675,000
Shares issued for directors' fees, amount		$ 11,475